Note 17 - Commitments and Contingencies (Details) - Future Minimum Lease Payments under Non-cancelable Operating Leases (CNY) In Thousands, unless otherwise specified	Dec. 31, 2013
Future Minimum Lease Payments under Non-cancelable Operating Leases [Abstract]
2014	20,665
2015	14,967
2016	10,759
2017	4,965
2018	372
Total	51,728